Other notes to the accounts	12 Months Ended
Dec. 31, 2025
Other notes to the accounts
Other notes to the accounts

22 Other notes to the accounts

22.1 Share-based payments

Accounting policy

The Group operates a number of equity-settled executive and employee share plans. For all grants of share options and awards, the fair value at the grant date is calculated using appropriate option pricing models. The grant date fair value is recognised over the vesting period as an expense, with a corresponding increase in retained earnings.

The Group operates the following equity-settled and employee shareplans: Smith & Nephew Global Share Plan 2010, Smith & Nephew Global Share Plan 2020, Smith & Nephew Share Save Plan (2012) and Smith & Nephew International Share Save Plan (2012). At 31 December 2025, 3,259,000 options (2024: 4,587,000, 2023: 5,138,000) were outstanding with a range of exercise prices from 843 to 1,235 pence.

At 31 December 2025, the maximum number of shares that could be awarded under the Group’s long-term incentive plans was 7,542,000 (2024: 9,899,000, 2023: 8,452,000). These include conditional share awards granted to senior employees and equity and performance share awards granted to senior executives under the Global Share Plan 2010 and Global Share Plan 2020.

The expense charged to the income statement for share-based payments for the year is $43m (2024: $40m, 2023: $39m).

22.2 Related party transactions

Trading transactions

In the course of normal operations, the Group traded with its associates detailed in Note 11. The aggregated transactions, which have not been disclosed elsewhere in the financial statements, are $nil (2024: $nil, 2023: $nil).

Key management personnel

The remuneration of Executive Officers (including Executive Directors and Non-Executive Directors) during the year is summarised below:

	2025	2024	2023
	$ million	$ million	$ million
Short-term employee benefits	23	22	21
Share-based payments expense	15	10	9
Pension and post-employment benefit entitlements	2	1	1
	40	33	31

Retirement benefit schemes

Details of the Group’s retirement benefit schemes are set out in Note 18.